Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets
9.A Goodwill
Changes in the carrying amount of goodwill by reportable business segment are as follows:

	Canada	U.S.	Asset Management	Asia	Total
Balance, January 1, 2024	$2,748	$3,389	$2,148	$684	$8,969
Acquisitions (Note 3)	(1)	—	—	—	(1)
Foreign exchange rate movements	—	290	140	58	488
Balance, December 31, 2024	$2,747	$3,679	$2,288	$742	$9,456
Acquisitions (Note 3)	—	—	—	337	337
Foreign exchange rate movements	—	(167)	(61)	(35)	(263)
Balance, December 31, 2025	$2,747	$3,512	$2,227	$1,044	$9,530

The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2025	2024
Canada	$2,747	$2,747
U.S.
Dental	2,366	2,479
Group Benefits	1,146	1,200
Asset Management
SLC Management	1,709	1,748
MFS	518	540
Asia	1,044	742
Total	$9,530	$9,456
Goodwill Impairment Testing
Goodwill acquired in business combinations is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the particular acquisition. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU or group of CGUs falling below its carrying value. The recoverable amount is the higher of fair value less costs of disposal ("FVLCD") and value in use. We use FVLCD as the recoverable amount. There was no impairment of goodwill in 2025 (2024 — $nil).
Valuation Techniques & Significant Assumptions
FVLCD is initially assessed by looking at recently completed market comparable transactions. In the absence of such comparables, for insurance blocks we use an insurance appraisal methodology (discounted cash flow approach) with current market-based assumptions and for asset management companies we use a valuation multiples methodology. The fair value measurements are categorized in Level 3 of the fair value hierarchy (2024 — Level 3).

The most recent calculations from 2024 for certain CGUs and groups of CGUs were carried forward and used in the impairment test in the current period as: (i) the recoverable amount for these CGUs and groups of CGUs exceeded the carrying amount by a substantial margin, (ii)
the assets and liabilities making up the CGUs and groups of CGUs had not changed significantly, and (iii) the likelihood that the carrying value would exceed the recoverable amount was remote, based on an analysis of events that have occurred and circumstances that have changed.
The key drivers impacting the recoverable amount from 2024 are consistent with the key assumptions below.
Under the insurance appraisal methodology, fair value is determined based on the market value of the Company’s surplus, plus the discounted value of future distributable earnings on in-force policies and new business. The calculation incorporates market consistent assumptions including assumptions for capital requirements and risk margins. In determining the values assigned to our key assumptions, we considered past experience, economic trends, such as interest rate and equity returns, product mix, as well as industry and market trends. The discount rates used in the insurance appraisal value reflect current market factors applicable to the block being valued (CGU or group of CGUs). Future distributable earnings reflect our current business plans and anticipated levels of future profitability.

Discount rates used range from 9.50% to 10.50% after-tax (2024 — 9.50% to 10.50% after-tax). For example, more established CGUs or groups of CGUs with a stronger brand and competitive market position use discount rates at the low end of the range and CGUs or groups of CGUs with a weaker competitive position use discount rates at the high end of the range. The capital levels used are aligned with our business objectives.

Distributable earnings on in-force policies and new business are projected for all CGUs. In calculating the value of new business, future sales are projected for 10 to 15 years for all CGUs except for the U.S. Dental CGU, whose cash flows are projected out for 10 years and thereafter assumed to increase at a constant rate using a nominal long-term growth rate of 3%.
Under the valuation multiples methodology, fair value is assessed with reference to multiples or ratios of comparable businesses. For life insurers and asset managers, these valuation multiples and ratios may include price-to-earnings or price-to-assets-under-management measures. This assessment takes into consideration a variety of relevant factors and assumptions, including expected growth, risk, and market conditions among others. The price-to-earnings multiples used range from 10.00 to 16.00 (2024 — 10.00 to 16.00). The price-to-assets-under-management ratios used range from 0.7% to 1.5% (2024 — 1.20% to 2.0%).

Judgment is used in estimating the recoverable amounts of CGUs or groups of CGUs and the use of different assumptions and estimates could result in material adjustments to the valuation of CGUs or groups of CGUs and the size of any impairment. Any material change in the key assumptions including those for discount rates, the value of new business, and expenses, as well as cash flow projections used in the determination of recoverable amounts, may result in impairment charges, which could be material.

In considering the sensitivity of our recoverable amounts to changes in key assumptions, we identified that forecasted cash flows and the corresponding discount rate used to determine the recoverable amount of the U.S. Dental CGU incorporate key assumptions that are subject to a higher degree of variability, primarily due to uncertainties associated with structural changes in the U.S. health care system. These assumptions include discount rates, expected claims frequency and cost, the timing and outcome of contract negotiations and repricing of Medicaid contracts, and projected growth in our commercial business.

The recoverable amount of our U.S. Dental CGU, based on the insurance appraisal methodology, was 127% of its carrying amount, or an excess of $727. In our analysis, an increase of 125 basis points to our discount rate of 10.5% would reduce the recoverable amount of the U.S. Dental CGU to approximate its carrying amount. We do not believe that any reasonably possible changes in individual key assumptions other than the discount rate would result in its carrying amount exceeding its recoverable amount. However, changes in assumptions are often interdependent, and if adverse changes in key assumptions were to occur concurrently, a material impairment charge could result.

For all other CGUs, reasonably possible changes in our key assumptions would continue to result in the recoverable amounts of each CGU or groups of CGUs exceeding its carrying amounts.
9.B Intangible Assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2024	$1,876	$4,098	$1,222	$7,196
Additions	303	3	—	306
Disposals	(21)	—	(47)	(68)
Foreign exchange rate movements	70	236	98	404
Balance, December 31, 2024	$2,228	$4,337	$1,273	$7,838
Additions	185	507	—	692
Acquisitions (Note 3)	—	111	—	111
Disposals	(13)	—	—	(13)
Foreign exchange rate movements	(50)	(209)	(31)	(290)
Balance, December 31, 2025	$2,350	$4,746	$1,242	$8,338
Accumulated amortization and impairment losses
Balance, January 1, 2024	$(872)	$(1,122)	$(28)	$(2,022)
Amortization charge for the year	(218)	(259)	—	(477)
Disposals	21	—	—	21
Impairment of intangible assets(1)	—	(195)	(6)	(201)
Foreign exchange rate movements	(37)	(60)	(4)	(101)
Balance, December 31, 2024	$(1,106)	$(1,636)	$(38)	$(2,780)
Amortization charge for the year	(178)	(247)	—	(425)
Disposals	13	—	—	13
Impairment of intangible assets(2)	(3)	(83)	(2)	(88)
Impairment reversals	—	—	5	5
Foreign exchange rate movements	27	62	3	92
Balance, December 31, 2025	$(1,247)	$(1,904)	$(32)	$(3,183)
Net carrying amount, end of year:
As at December 31, 2024	$1,122	$2,701	$1,235	$5,058
As at December 31, 2025	$1,103	$2,842	$1,210	$5,155

(1)    Includes an impairment charge of $186 on an intangible asset related to bancassurance in Vietnam reflecting updates resulting from changes in regulatory and macro-economic factors. The recoverable amount of $303 is based on value-in-use. The impairment is included in Operating Expenses in our Consolidated Statements of Operations.
(2) Includes a full write-down of $83 on an intangible asset related to a client relationship in the U.S. resulting from a contract termination notice. The amount is included in Operating Expenses in our Consolidated Statement of Operations.

The components of the intangible assets are as follows:

As at December 31,	2025	2024
Finite life intangible assets:
Distribution, sales potential of field force	$220	$244
Client relationships and asset administration contracts	2,622	2,457
Internally generated software	1,103	1,122
Total finite life intangible assets	3,945	3,823
Indefinite life intangible assets:
Fund management contracts(1) and other	1,210	1,235
Total indefinite life intangible assets	1,210	1,235
Total intangible assets	$5,155	$5,058

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets. Fund management contracts are allocated to MFS and SLC Management CGUs with carrying values of $280 (2024 — $290) and $915 (2024 — $931), respectively.